Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	DREYFUS MANAGER FUNDS II
Central Index Key	0001224568
Amendment Flag	false
Document Creation Date	Mar. 27, 2014
Document Effective Date	Apr. 01, 2014
Prospectus Date	Apr. 01, 2014
A, C, I, Z Prospectus | Dreyfus Balanced Opportunity Fund | Class A
Risk/Return:
Trading Symbol	DBOAX
A, C, I, Z Prospectus | Dreyfus Balanced Opportunity Fund | Class C
Risk/Return:
Trading Symbol	DBOCX
A, C, I, Z Prospectus | Dreyfus Balanced Opportunity Fund | Class I
Risk/Return:
Trading Symbol	DBORX
A, C, I, Z Prospectus | Dreyfus Balanced Opportunity Fund | Class Z
Risk/Return:
Trading Symbol	dbozx
Class J Prospectus | Dreyfus Balanced Opportunity Fund | Class J
Risk/Return:
Trading Symbol	THPBX